INCOME TAXES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current and deferred components of income tax expenses (benefits)
Current tax	$ 125,733	$ 162,845	$ (193,330)
Deferred tax	(7,673,154)	(956,260)	(18,008,959)
Total	(7,547,421)	(793,415)	(18,202,289)
Deferred tax assets:
Net operating loss carrying forward	18,682,444	7,002,554
Total deferred tax assets	18,682,444	7,002,554
Valuation allowance on deferred tax assets	(18,238,463)	(4,284,387)	(13,210,882)
Net deferred tax assets (non-current)	443,981	2,718,167
Deferred tax liabilities:
Intangible assets (non-current)		9,808,291
Movement of valuation allowance
At the beginning of the year	4,284,387	13,210,882	2,112,994
Arising from DMG Acquisition			10,364,217
Tax loss expired	(500,181)	(9,030,073)
Liquidation of a subsidiary	(263,329)	(66,176)
Exchange realignment	17,069	225,275	613,465
Change in tax rate	(225,318)	9,329	(1,285,778)
Change for the year	14,925,835	(64,850)	1,405,984
At the end of the year	18,238,463	4,284,387	13,210,882
Amount of limitation for use of net operating loss carryforwards
2013	2,893,672
2014	13,019,087
2015	6,063,929
2016	5,710,930
2017	$ 50,720,129